Income Taxes - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Accrued expenses and reserves		$ 9,365	$ 9,228
Current deferred tax asset	$ 8,918	9,365
Intangible amortization		11,283	13,185
Noncurrent deferred tax asset	122,481	113,012
Deferred rent		3,374	3,680
Deferred wages		4,141	4,060
Depreciation and leases		4,485	4,375
Carryforwards and tax credits		89,728	62,487
Other		0	25
Gross deferred tax assets	131,399	122,376	97,040
Less Valuation	(131,399)	(122,376)	(97,040)
Deferred tax liabilities:
Goodwill		(65,104)	(58,130)
Noncurrent deferred tax liability	(68,591)	(65,104)
Net deferred tax asset/(liability)	$ (68,591)	$ (65,104)	$ (58,130)